Goodwill - Key assumptions for cash-generating units (Details)	Sep. 30, 2021	Sep. 30, 2020
Maximum
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Western and Southern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.00%	11.20%
Growth rate used to extrapolate cash flow projections	1.60%	1.70%
U.S. Commercial and State Government
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.50%	9.30%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Canada
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.10%	9.60%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
U.S. Federal
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.10%	8.50%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
U.K. and Australia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.80%	9.30%
Growth rate used to extrapolate cash flow projections	1.90%	2.00%
Central and Eastern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.40%	10.20%
Growth rate used to extrapolate cash flow projections	1.80%	1.90%
Scandinavia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.30%	10.00%
Growth rate used to extrapolate cash flow projections	1.80%	1.90%
Finland, Poland and Baltics
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.50%	10.80%
Growth rate used to extrapolate cash flow projections	1.70%	1.70%
Asia Pacific
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	18.50%	23.00%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%